Income Taxes Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal	$ 196	$ 234	$ 46
State	12	15	1
Non-U.S.	136	122	150
Current income tax provision	344	371	197
Deferred:
Federal	57	(104)	96
State	(4)	4	20
Non-U.S.	32	11	(14)
Deferred income tax (benefit) provision	85	(89)	102
Provision for income taxes	$ 429	$ 282	$ 299